Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 85.6%
BlackRock Advantage Emerging Markets Fund, Class K	96,478	$912,679
BlackRock Tactical Opportunities Fund, Class K	52,387	745,471
Diversified Equity Master Portfolio	$10,264,819	10,264,819
International Tilts Master Portfolio	$2,739,918	2,739,918
iShares Developed Real Estate Index Fund, Class K	62,265	560,381
iShares MSCI Canada ETF(b)	14,137	483,203
iShares MSCI EAFE ETF(b)	3,295	235,658
iShares MSCI EAFE Small-Cap ETF(b)	9,051	538,625
iShares Russell 2000 ETF	418	74,571

		16,555,325

Fixed-Income Funds — 2.2%
BlackRock Diversified Fixed Income Fund	834	8,229
BlackRock High Yield Bond Portfolio, Class K	24,145	163,947
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,187	239,717
iShares TIPS Bond ETF	70	7,718

		419,611

Security	Shares	Value

Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	1,096,130	$1,096,459
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	2,304,257	2,304,257

		3,400,716

Total Investments — 105.4% (Cost: $18,720,690)		20,375,652

Liabilities in Excess of Other Assets — (5.4)%		(1,036,012)

Net Assets — 100.0%		$19,339,640

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$862,511	$—		$—	$—	$50,168	$912,679	96,478	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	652,829	443,834	(a)	—	2	(206)	1,096,459	1,096,130	2,110	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,488,220	816,037	(a)	—	—	—	2,304,257	2,304,257	15,296		—
BlackRock Diversified Fixed Income Fund	—	8,336		—	—	(107)	8,229	834	48		—
BlackRock High Yield Bond Portfolio, Class K	157,759	2,631	(a)	—	—	3,557	163,947	24,145	2,655		—
BlackRock Tactical Opportunities Fund, Class K	755,425	—		—	—	(9,954)	745,471	52,387	—		—
Diversified Equity Master Portfolio	8,261,583	1,357,103	(a)(c)	—	(38,207)	684,340	10,264,819	$10,264,819	45,836		—
International Tilts Master Portfolio	2,513,942	16,039	(a)(c)	—	39,298	170,639	2,739,918	$2,739,918	16,039		—
iShares Developed Real Estate Index Fund, Class K	442,911	176,000		(62,000)	(839)	4,309	560,381	62,265	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	146,021	87,914		—	—	5,782	239,717	2,187	989		—
iShares MSCI Canada ETF	462,704	—		—	—	20,499	483,203	14,137	—		—
iShares MSCI EAFE ETF	216,284	—		—	—	19,374	235,658	3,295	—		—
iShares MSCI EAFE Small-Cap ETF	511,200	—		—	—	27,425	538,625	9,051	—		—
iShares Russell 2000 ETF	72,882	—		—	—	1,689	74,571	418	264		—
iShares TIPS Bond ETF	7,451	—		—	—	267	7,718	70	—		—

					$254	$977,782	$20,375,652		$83,237		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	1	06/08/23	$152	$8,771
MSCI EAFE Index	11	06/16/23	1,153	36,234
MSCI Emerging Markets Index	19	06/16/23	946	33,303
Russell 2000 E-Mini Index	3	06/16/23	272	2,709
S&P 500 Micro E-Mini Index	53	06/16/23	1,097	62,537
10-Year U.S. Treasury Note	3	06/21/23	345	9,459

				153,013

Short Contracts
Ultra U.S. Treasury Bond	1	06/21/23	142	(5,411)

				$147,602

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	25,000	USD	18,317	Bank of America N.A.	06/21/23	$204
CAD	410,000	USD	303,233	State Street Bank and Trust Co.	06/21/23	518
EUR	161,141	USD	171,036	Bank of America N.A.	06/21/23	4,489
EUR	161,142	USD	170,908	Morgan Stanley & Co. International PLC	06/21/23	4,618

						9,829

USD	11,764	CAD	16,000	Bank of America N.A.	06/21/23	(90)
USD	293,653	CAD	397,000	Morgan Stanley & Co. International PLC	06/21/23	(467)
USD	24,506	EUR	23,000	Deutsche Bank AG	06/21/23	(547)

						(1,104)

						$8,725

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency	Counterparty					Value

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	364	$(6,700)	$—	$(6,700)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,550,588	$—	$—	$3,550,588
Fixed-Income Funds	419,611	—	—	419,611
Money Market Funds	3,400,716	—	—	3,400,716

	$7,370,915	$—	$—	7,370,915

Investments Valued at NAV(a)				13,004,737

				$20,375,652

Derivative Financial Instruments(b)
Assets
Equity Contracts	$134,783	$8,771	$—	$143,554
Foreign Currency Exchange Contracts	—	9,829	—	9,829
Interest Rate Contracts	9,459	—	—	9,459
Liabilities
Equity Contracts	—	(6,700)	—	(6,700)
Foreign Currency Exchange Contracts	—	(1,104)	—	(1,104)
Interest Rate Contracts	(5,411)	—	—	(5,411)

	$138,831	$10,796	$—	$149,627

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

3